GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and other intangible assets, net
Impairment	$ 19,941
Impairment of intangible assets related to discontinued operations		2,177
Perion Network Ltd [Member]
Goodwill and other intangible assets, net
Impairment	19,941
Deferred tax liability written off and included in taxed on income as tax benefit	$ 3,191